DEBT AND MORTGAGE-BACKED SECURITIES (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Term to Maturity: Amortized Cost
One year or less	$ 15,004,828
Over one through five years	10,123,481
Over five through ten years	141,104
Over ten years	3,082,256
Amortized Cost	28,351,669	4,294,096
Term to Maturity: Fair Value
One year of less	15,009,426
Over one through five years	10,111,056
Over five through ten years	142,580
Over ten years	3,233,240
Fair Value	28,496,302	4,537,359
Term to Maturity: Amortized Cost
Over one through five years	12,943,684
Over five through ten years	78,089
Over ten years	100,108
Amortized Cost	13,121,881	38,958,027
Term to Maturity: Fair Value
Over one through five years	12,897,558
Over five through ten years	81,940
Over ten years	100,108
Fair Value	13,079,606	38,916,833
Proceeds from sales of available-for-sale securities	$ 0	$ 0	$ 0